UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04443
Investment Company Act File Number

Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

March 31
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance AMT-Free Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.1%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 2.0%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,065,070

		$1,065,070

Education — 8.9%
$280	Indiana University, IN, 5.00%, 8/1/20	$302,543
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,169,430
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,061,530
150	Purdue University, IN, 5.00%, 7/1/21	160,842
1,000	University of Houston, TX, 5.00%, 2/15/21	1,074,310
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,089,850

		$4,858,505

Electric Utilities — 12.5%
$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$689,732
1,000	Connecticut State Development Authority, (United Illuminating Co.), 5.75% to 2/01/12 (Put Date), 6/1/26	1,001,430
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,033,390
500	Maricopa Country, AZ, Pollution Control Revenue, (Arizona Public Services Co.), 6.00% to 5/01/14 (Put Date), 5/1/29	502,865
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/01/19 (Put Date), 12/1/42	811,752
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,041,220
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	473,005
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,106,020
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	134,897

		$6,794,311

General Obligations — 6.4%
$150	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$169,162
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,490,380
1,100	Three Village, NY, Central School District, 4.00%, 5/1/21	1,102,354
645	Will, Grundy Etc Counties, IL, Community College District No. 525, 5.50%, 6/1/18	726,754

		$3,488,650

Health Care-Miscellaneous — 0.1%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$81,279

		$81,279

Hospital — 9.6%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$970,820
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,066,960
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,004,280

1

Principal
Amount
(000’s omitted)	Security	Value
$275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$282,111
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/01/15 (Put Date), 7/1/39	1,398,388
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	505,115

		$5,227,674

Insured-Education — 4.0%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,116,980
1,000	Texas University Systems Financing Revenue, (FSA), 5.00%, 3/15/21	1,058,030

		$2,175,010

Insured-Electric Utilities — 3.6%
$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,018,720
850	South Carolina Public Service Authority, (FSA), 5.00%, 1/1/20	914,320

		$1,933,040

Insured-General Obligations — 5.1%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,145,590
500	New York, NY, (FSA), 5.00%, 4/1/22	515,855
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,102,200

		$2,763,645

Insured-Other Revenue — 3.3%
$475	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$427,120
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/12	916,430
500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	473,825

		$1,817,375

Insured-Special Tax Revenue — 8.9%
$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,036,640
1,755	Julington Creek Plantation, FL, Community Development District, (NPFG), 4.75%, 5/1/19	1,613,249
700	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	763,119
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	909,830
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	512,225

		$4,835,063

Insured-Transportation — 2.8%
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,070,680
420	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	432,873

		$1,503,553

Insured-Water and Sewer — 6.4%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,071,610
1,000	Portland, OR, Sewer System Revenue, (FSA), 5.00%, 6/15/23	1,067,360
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,075,080
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	275,582

		$3,489,632

2

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.3%
$180	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$179,955

		$179,955

Other Revenue — 2.4%
$900	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$727,317
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	598,688

		$1,326,005

Pooled Loans — 2.9%
$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,554,045

		$1,554,045

Senior Living/Life Care — 0.6%
$590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	$339,580

		$339,580

Special Tax Revenue — 4.4%
$420	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$384,422
310	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	176,777
80	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	75,550
145	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	106,262
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	150,523
125	Fish Hawk, FL, Community Development District II, 5.125%, 11/1/09	109,393
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09(2)	29,964
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	519,190
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	72,289
275	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	274,986
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	114,184
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	81,023
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	8,986
115	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	102,732
520	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(2)	184,288

		$2,390,569

Transportation — 8.0%
$1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	$1,146,460
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,041,940
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,052,650
1,000	Texas State Transportation Commission First Tier, 5.00%, 4/1/21	1,087,420

		$4,328,470

Water and Sewer — 4.9%
$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$805,163
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,151,010
670	New York, NY, Municipal Water Finance, 5.00%, 6/15/21	713,161

		$2,669,334

Total Tax-Exempt Investments — 97.1% (identified cost $52,368,848)		$52,820,765

3

Short-Term Investments — 1.8%

Principal
Amount
(000’s omitted)	Description	Value
$1,003	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$1,002,753

		$1,002,753

Total Short-Term Investments — 1.8% (identified cost $1,002,753)		$1,002,753

Total Investments — 98.9% (identified cost $53,371,601)		$53,823,518

Other Assets, Less Liabilities — 1.1%		$571,890

Net Assets — 100.0%		$54,395,408

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Florida	14.2%
		New York	12.0%
		Others, representing less than 10% individually	72.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 34.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 10.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Defaulted bond.

4

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	40 U.S. Treasury Bond	Short	$(4,691,115)	$(4,734,375)	$(43,260)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may purchase and sell U.S. Treasury futures contracts.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $43,260.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,359,343

Gross unrealized appreciation	$2,009,450
Gross unrealized depreciation	(1,545,275)

Net unrealized appreciation	$464,175

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$52,820,765	$—	$52,820,765
Short-Term Investments	—	1,002,753	—	1,002,753

Total Investments	$—	$53,823,518	$—	$53,823,518

Liability Description
Futures Contracts	$(43,260)	$—	$—	$(43,260)

Total	$(43,260)	$—	$—	$(43,260)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance National Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.6%
$815	Carbon County, PA, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$818,146
985	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	845,376
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	533,150
1,600	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,518,064

		$3,714,736

Education — 1.4%
$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	$2,104,320
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	344,929
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	167,355
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,821,203
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,629,525
1,700	University of Illinois, 0.00%, 4/1/15	1,428,153
1,000	University of Illinois, 0.00%, 4/1/16	796,290

		$9,291,775

Electric Utilities — 10.6%
$6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$6,902,462
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	1,997,880
2,000	Connecticut State Development Authority, Pollution Control Revenue, (Connecticut Light and Power Co.), (AMT), 5.25% to 4/1/10 (Put Date), 5/1/31	2,004,820
2,900	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	2,999,267
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,247,008
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	2,937,480
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,082,440
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,528,280
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,489,570
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,520,425
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,087,090
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	3,050,885
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,026,320
3,800	Ohio Air Quality Development Authority, (Ohio Power Company), (AMT), 7.125% to 6/1/10 (Put Date), 6/1/41	3,875,582
5,000	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	5,078,200
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,341,010
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,031,710
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,271,600

Principal
Amount
(000’s omitted)	Security	Value
$685	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	$685,171
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,363,963
6,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	6,349,850
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,578,725

		$69,449,738

Escrowed/Prerefunded — 2.5%
$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$51,992
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	74,608
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	97,565
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,396,330
65	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	66,961
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,267,820
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,368,948
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,268,875
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,222,820
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,759,150

		$16,575,069

General Obligations — 5.5%
$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,120,220
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,407,800
2,985	Michigan, 6.00%, 11/1/22	3,192,905
1,035	New York, NY, 5.625%, 12/1/13	1,106,043
15,320	Salem-Keizer, OR, School District No. 24, 0.00%, 6/15/23	7,908,184
10,000	Wake County, NC, 5.00%, 2/1/16	11,502,700

		$36,237,852

Health Care-Miscellaneous — 0.3%
$640	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$605,152
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	975,348
290	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	297,139

		$1,877,639

Hospital — 7.5%
$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,310,330
550	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 5.75%, 9/1/09	552,574
2,500	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	2,745,275
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	5,937,480
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,605,700
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,262,816
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,883,231
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,819,918
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	2,831,374
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,038,410

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,284,175
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(2)	7,908,987
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	938,440
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,003,800
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,741,302
2,000	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,821,620
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,584,827
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,063,240
1,000	Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	792,880
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,069,070
250	University of Kansas Hospital Authority, 5.00%, 9/1/17	264,955

		$49,460,404

Housing — 0.5%
$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,241,900
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	478,128
635	Sandoval County, NM, Multifamily, 6.00%, 5/1/32(1)	458,000
95	Texas Student Housing Corp., (University of North Texas), 3.281%, 7/1/49(3)	80,971

		$3,258,999

Industrial Development Revenue — 9.3%
$400	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$370,332
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	805,920
860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	493,958
1,905	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,180,529
3,000	DeSoto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,519,550
3,500	Gilliam County, OR, Solid Waste Revenue, 6.00% to 5/3/10 (Put Date), 8/1/25	3,552,920
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	1,928,460
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,311,335
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	9,410,080
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90% to 12/1/09 (Put Date), 12/1/29	1,011,470
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	946,370
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,288,456
1,425	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,105,259
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,185,163
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	2,734,020
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,693,268
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	4,829,850
1,850	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,760,886
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	8,606,727
2,825	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	2,923,592
7,605	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,266,672

		$60,924,817

Insured-Education — 1.2%
$2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	$1,970,548
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,301,822

Principal
Amount
(000’s omitted)	Security	Value
$500	Southern Illinois University, Housing and Auxiliary Facilities, (NPFG), 0.00%, 4/1/17	$359,875

		$7,632,245

Insured-Electric Utilities — 3.9%
$5,435	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), 4.75%, 12/1/23	$4,852,911
750	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	736,478
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,136,480
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,282,150
4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	4,338,906
3,465	New Hampshire Business Finance Authority Pollution Control, (Public Service of New Hampshire), (NPFG), (AMT), 4.75%, 5/1/21	3,075,777
400	Piedmont, SC, Municipal Power Agency, (NPFG), 5.00%, 1/1/15	401,596
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,010,660

		$25,834,958

Insured-Escrowed/Prerefunded — 2.1%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$426,164
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,122,460
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,406,950
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,271,300
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,135,650
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,678,250

		$14,040,774

Insured-General Obligations — 7.5%
$8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	$4,786,960
500	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	578,880
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	5,693,400
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,200,136
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	709,700
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,392,800
5,580	New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,876,968
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,753,487
5,000	Puerto Rico, (AGC), 5.00%, 7/1/16	5,218,900
2,150	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,264,466
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	798,930
10,000	Washington, (AMBAC), 0.00%, 12/1/22	5,299,600
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,460,092

		$49,034,319

Insured-Hospital — 1.7%
$1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	$1,041,870
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,057,460
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,063,580
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	529,535
3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,553,436

Principal
Amount
(000’s omitted)	Security	Value
$3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	$3,697,513

		$10,943,394

Insured-Lease Revenue/Certificates of Participation — 0.6%
$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	$2,118,940
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	1,959,090

		$4,078,030

Insured-Other Revenue — 2.6%
$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,455,525
4,745	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,266,704
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	955,990
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/14	1,075,120

		$16,753,339

Insured-Pooled Loans — 2.7%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,052,900
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	12,452,671

		$17,505,571

Insured-Solid Waste — 0.0%
$300	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	$295,755

		$295,755

Insured-Special Tax Revenue — 6.0%
$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,013,170
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,394,400
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	5,558,857
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	784,020
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	11,399,200
2,770	Julington Creek Plantation, FL, Community Development District, (NPFG), 4.75%, 5/1/19	2,546,267
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	5,863,600
4,920	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,002,705

		$39,562,219

Insured-Student Loan — 1.1%
$7,500	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,435,950

		$7,435,950

Insured-Transportation — 7.2%
$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,307,714
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,044,620
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,040,340
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,118,861
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,053,290
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (NPFG), (AMT), 5.625%, 3/1/13	2,052,680
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,065,600
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,146,613
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,023,250
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,057,620

Principal
Amount
(000’s omitted)	Security	Value
$1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 6.00%, 1/1/11	$1,462,432
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,183,200
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,371,350
1,040	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	1,071,876
1,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	1,140,160
1,000	Port Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,042,020
9,285	St. Louis, MO, Lambert-St. Louis International Airport, (FSA), 5.00%, 7/1/20	9,385,649
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (NPFG), (AMT), 5.50%, 12/1/15	2,026,420

		$47,593,695

Insured-Water and Sewer — 0.9%
$3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,353,438
2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	2,607,069

		$5,960,507

Lease Revenue/Certificates of Participation — 2.3%
$5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,407,576
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,269,702
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	1,951,380
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,634,847
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,627,025

		$14,890,530

Nursing Home — 0.3%
$2,565	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,087,141

		$2,087,141

Other Revenue — 3.8%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$987,680
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	731,865
4,185	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	3,382,024
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	851,426
400	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	354,368
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	2,978,685
4,570	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,081,832
195	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	185,837
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	597,975
5,250	Seminole Tribe of Florida, 5.75%, 10/1/22(1)	4,732,980
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	117,980
4,580	Tennessee Energy Acquisition Corp., 5.25%, 9/1/17	4,224,638
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(1)	1,295,164
265	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	261,711

		$24,784,165

Pooled Loans — 0.5%
$1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	$1,202,018
1,300	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,258,413
790	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	798,382

		$3,258,813

Senior Living/Life Care — 0.9%
$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49(6)	$739,378
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	917,470

Principal
Amount
(000’s omitted)	Security	Value
$500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	$414,535
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	195,320
1,005	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	803,909
1,150	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	820,318
640	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	531,072
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	721,485
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	284,902
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	375,544

		$5,803,933

Solid Waste — 1.0%
$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$3,686,960
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	2,813,010

		$6,499,970

Special Tax Revenue — 2.8%
$890	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$814,608
250	Black Hawk, CO, Device Tax, 5.00%, 12/1/18	215,063
1,146	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	763,614
265	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	151,116
245	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	231,371
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	957,260
505	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	370,084
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,279,450
660	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	577,592
250	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	204,280
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09(4)	22,473
3,750	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	3,798,187
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,076,760
3,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	2,850,180
1,130	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	480,510
840	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	685,104
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	300,375
1,335	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,081,657
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11	123,558
345	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	308,195
2,960	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(4)	1,049,024

		$18,340,461

Transportation — 8.8%
$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$799,299
3,510	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	2,248,787
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,238,710
7,700	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), 4.75%, 7/15/19	8,060,668
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,591,550
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,215,900
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,186,700
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,005,125
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,206,150

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	$1,076,350
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,126,800

		$57,756,039

Water and Sewer — 3.9%
$5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(5)	$5,617,000
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,304,440
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,115,800
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,885,650

		$25,922,890

Total Tax-Exempt Investments — 100.0% (identified cost $676,547,656)		$656,805,727

Other Assets, Less Liabilities — 0.00%		$(53,013)

Net Assets — 100.0%		$656,752,714

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2009, the concentration of the Fund’s investments is less than 10% individually in the various states, determined as a percentage of net assets.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 18.1% of total investments.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the aggregate value of these securities is $10,848,201 or 1.7% of the Fund’s net assets.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

(3)		Security is in default and making only partial interest payments.

(4)		Defaulted bond.

(5)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)		Security is in default with respect to scheduled principal payments.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	417 U.S. Treasury Bond	Short	$(48,623,477)	$(49,355,859)	$(732,382)
9/09	439 U.S. Treasury Note	Short	(51,646,706)	(51,040,609)	606,097

					$(126,285)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $606,097 and $732,382, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$670,924,823

Gross unrealized appreciation	$14,084,598
Gross unrealized depreciation	(33,183,694)

Net unrealized depreciation	$(19,099,096)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$656,805,727	$—	$656,805,727
Futures Contracts	606,097	—	—	606,097

Total	$606,097	$656,805,727	$—	$657,411,824

Liability Description
Futures Contracts	$(732,382)	$—	$—	$(732,382)

Total	$(732,382)	$—	$—	$(732,382)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance California Limited Maturity Municipals Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 4.4%
$500	Los Angeles Department of Water and Power Revenue, 5.25%, 7/1/23	$531,800
500	Vernon Electric System Revenue, 5.125%, 8/1/21	488,450

		$1,020,250

Escrowed/Prerefunded — 4.8%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$279,477
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	577,668
181	Roseville Special Tax, Prerefunded to 9/1/09, 6.00%, 9/1/11	185,936
55	Santa Margarita Water District, Prerefunded to 9/1/09, 6.10%, 9/1/14	56,631

		$1,099,712

Health Care-Miscellaneous — 0.4%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$81,279

		$81,279

Hospital — 14.8%
$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$485,410
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	514,115
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	477,025
955	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	923,208
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	533,480
200	San Benito Health Care District, 5.375%, 10/1/12	194,540
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	309,375

		$3,437,153

Housing — 4.9%
$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$462,180
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	672,570

		$1,134,750

Industrial Development Revenue — 0.8%
$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$195,230

		$195,230

Insured-Education — 1.6%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$362,316

		$362,316

Insured-Electric Utilities — 7.8%
$500	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$490,985
750	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	807,592
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	513,930

		$1,812,507

Insured-General Obligations — 16.9%
$400	Barstow Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$419,460
500	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/12	459,625
1,080	Fillmore Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	841,277
760	Fresno Unified School District, (NPFG), 5.80%, 2/1/16	806,801
750	Oakland Unified School District, Alameda County, (FGIC), (NPFG), 5.00%, 8/1/22	696,960

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	San Juan Unified School District, (FSA), 0.00%, 8/1/17	$690,430

		$3,914,553

Insured-Lease Revenue/Certificates of Participation — 2.7%
$215	Anaheim Public Financing Authority Lease Revenue, (Public Improvements), (FSA), 0.00%, 9/1/19	$122,279
475	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	497,444

		$619,723

Insured-Other Revenue — 2.7%
$690	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/35	$631,067

		$631,067

Insured-Special Tax Revenue — 6.8%
$1,000	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$1,009,770
500	San Mateo County Transportation District, (NPFG), 5.25%, 6/1/17	556,465

		$1,566,235

Insured-Transportation — 8.4%
$740	Port of Oakland, (NPFG), (AMT), 5.00%, 11/1/21	$678,868
595	San Joaquin Hills Transportation Corridor Agency Bridge & Toll Road, (NPFG), 0.00%, 1/15/12	523,618
750	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	742,260

		$1,944,746

Insured-Water and Sewer — 2.2%
$500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	$504,090

		$504,090

Lease Revenue/Certificates of Participation — 2.3%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$533,165

		$533,165

Senior Living/Life Care — 3.5%
$230	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$204,428
670	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	614,705

		$819,133

Solid Waste — 1.4%
$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$330,869

		$330,869

Special Tax Revenue — 10.0%
$290	Alameda Public Financing Authority, 5.45%, 9/2/14	$275,448
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	165,488
195	Corona Public Financing Authority, 5.70%, 9/1/13	190,575
100	Eastern Municipal Water District, 4.80%, 9/1/20	77,371
75	Eastern Municipal Water District, 4.85%, 9/1/21	56,801
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	200,976
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	35,425
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	69,725
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	402,035
145	Santa Margarita Water District, 6.10%, 9/1/14	146,566
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	193,618
100	Temecula Valley Unified School District, 4.75%, 9/1/21	76,036
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	196,654
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	236,128

		$2,322,846

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.2%
$290	Port Redwood City, (AMT), 5.40%, 6/1/19	$275,457

		$275,457

Total Tax-Exempt Investments — 97.6% (identified cost $22,918,356)		$22,605,081

Other Assets, Less Liabilities — 2.4%		$566,435

Net Assets — 100.0%		$23,171,516

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 30.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	25 U.S. Treasury Bond	Short	$(2,918,467)	$(2,958,984)	$(40,517)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $40,517.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,902,474

Gross unrealized appreciation	$526,723
Gross unrealized depreciation	(824,116)

Net unrealized depreciation	$(297,393)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$22,605,081	$—	$22,605,081

Total Investments	$—	$22,605,081	$—	$22,605,081

Liability Description
Futures Contracts	$(40,517)	$—	$—	$(40,517)

Total	$(40,517)	$—	$—	$(40,517)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Massachusetts Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 16.4%
$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,049,080
400	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.55%, 7/1/19	369,324
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,136,250
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,072,660
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,179,150
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,967,272
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	111,585
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	223,944
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	166,389
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	866,790
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,069,050
690	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	692,104

		$9,903,598

Electric Utilities — 2.5%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$513,325
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,014,690

		$1,528,015

Escrowed/Prerefunded — 8.0%
$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$626,069
985	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,051,625
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,377,431
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	758,180

		$4,813,305

General Obligations — 9.4%
$500	Burlington, 5.00%, 2/1/15	$566,175
500	Burlington, 5.00%, 2/1/16	573,825
750	Falmouth, 5.25%, 2/1/16	819,165
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,117,500
1,100	Wellesley, 5.00%, 6/1/16	1,269,939
1,150	Wellesley, 5.00%, 6/1/17	1,326,445

		$5,673,049

Health Care-Miscellaneous — 0.5%
$165	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$120,938
90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	85,100
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	81,279

		$287,317

Hospital — 8.6%
$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$512,230
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	626,322
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	896,529
295	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	295,053

1

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	$1,012,560
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	789,900
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,027,340

		$5,159,934

Industrial Development Revenue — 2.7%
$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90% to 12/1/09 (Put Date), 12/1/29	$1,011,470
745	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	613,895

		$1,625,365

Insured-Education — 3.5%
$1,090	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$982,820
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,103,040

		$2,085,860

Insured-Electric Utilities — 6.9%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,057,220
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,044,870
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,055,720

		$4,157,810

Insured-Escrowed/Prerefunded — 4.8%
$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,095,530
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,102,220
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	704,837

		$2,902,587

Insured-General Obligations — 6.8%
$3,105	Boston, (NPFG), 0.125%, 3/1/22	$1,857,939
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,104,560
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,123,200

		$4,085,699

Insured-Hospital — 1.6%
$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	$983,410

		$983,410

Insured-Pooled Loans — 2.2%
$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,354,409

		$1,354,409

Insured-Solid Waste — 3.1%
$1,000	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/13	$1,008,040
890	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	877,407

		$1,885,447

Insured-Special Tax Revenue — 4.0%
$1,600	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	$1,876,352
500	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	508,405

		$2,384,757

Insured-Transportation — 2.4%
$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$413,120
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,051,630

		$1,464,750

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 1.9%
$1,000	Massachusetts Water Resources Authority, (FSA), 5.50%, 8/1/22	$1,137,500

		$1,137,500

Other Revenue — 0.9%
$500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	$560,020

		$560,020

Senior Living/Life Care — 2.0%
$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$525,186
600	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.50%, 11/15/22	427,992
275	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	228,195

		$1,181,373

Solid Waste — 1.5%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$921,740

		$921,740

Special Tax Revenue — 2.8%
$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,150,700
500	Massachusetts Special Obligations, 5.00%, 6/1/14	559,975

		$1,710,675

Transportation — 4.4%
$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,017,760
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,664,180

		$2,681,940

Water and Sewer — 2.7%
$1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$1,101,480
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	541,675

		$1,643,155

Total Tax-Exempt Investments — 99.6% (identified cost $58,744,968)		$60,131,715

Other Assets, Less Liabilities — 0.4%		$221,093

Net Assets — 100.0%		$60,352,808

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 19.3% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	35 U.S. Treasury Bond	Short	$(4,080,881)	$(4,142,578)	$(61,697)
9/09	41 U.S. Treasury Note	Short	(4,823,497)	(4,766,891)	56,606

					$(5,091)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $56,606 and $61,697, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,745,534

Gross unrealized appreciation	$2,754,245
Gross unrealized depreciation	(1,368,064)

Net unrealized appreciation	$1,386,181

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$60,131,715	$—	$60,131,715
Futures Contracts	56,606	—	—	56,606

Total	$56,606	60,131,715	$—	$60,188,321

Liability Description
Futures Contracts	$(61,697)	$—	$—	$(61,697)

Total	$(61,697)	$—	$—	$(61,697)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New Jersey Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.7%
$2,000	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	$2,277,980
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	262,952
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,079,510

		$3,620,442

Electric Utilities — 0.9%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$432,592

		$432,592

Escrowed/Prerefunded — 9.7%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$415,548
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,901,745
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	312,504
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	630,744
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	808,020
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Escrowed to 7/1/13, 5.75%, 7/1/23	483,293

		$4,551,854

General Obligations — 5.8%
$500	Franklin Township School District, 4.00%, 8/15/22	$506,675
1,000	Franklin Township School District, 5.00%, 8/15/22	1,117,690
500	Jersey City School District, 6.25%, 10/1/10	530,930
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	546,125

		$2,701,420

Health Care-Miscellaneous — 0.2%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$81,279

		$81,279

Hospital — 7.9%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$843,290
385	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	399,191
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	456,656
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	470,585
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	506,510
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,032,960

		$3,709,192

Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$499,055

		$499,055

Industrial Development Revenue — 1.1%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$161,816

1

Principal
Amount
(000’s omitted)	Security	Value
$450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	$370,363

		$532,179

Insured-Education — 5.1%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$466,346
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	986,320
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	924,030

		$2,376,696

Insured-Electric Utilities — 3.5%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$649,275
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	965,120

		$1,614,395

Insured-Escrowed/Prerefunded — 3.1%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,472,978

		$1,472,978

Insured-General Obligations — 13.6%
$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$364,214
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	280,542
470	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	544,147
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,138,680
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	772,988
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	906,081
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,270,114
500	New Jersey, (FSA), 5.00%, 1/15/22	532,710
500	New Jersey, (FSA), 5.00%, 1/15/23	529,880

		$6,339,356

Insured-Lease Revenue/Certificates of Participation — 3.6%
$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,093,870
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	576,440

		$1,670,310

Insured-Transportation — 4.1%
$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$512,205
1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	1,097,400
70	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 4.50%, 10/1/20	66,935
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	252,918

		$1,929,458

Insured-Water and Sewer — 9.4%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,114,116
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	937,160
1,020	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,141,227
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	423,174
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	397,302
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	373,634

		$4,386,613

Lease Revenue/Certificates of Participation — 4.9%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,237,522
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,073,810

		$2,311,332

Nursing Home — 1.1%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$516,825

		$516,825

2

Principal
Amount
(000’s omitted)	Security	Value
Pooled Loans — 7.0%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,283,240
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,007,410

		$3,290,650

Senior Living/Life Care — 1.9%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$488,348
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	384,792

		$873,140

Special Tax Revenue — 1.8%
$500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/16	$475,030
180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	175,797
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	181,940

		$832,767

Transportation — 5.9%
$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,041,230
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,012,680
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	704,879

		$2,758,789

Total Tax-Exempt Investments — 99.4% (identified cost $45,813,679)		$46,501,322

Other Assets, Less Liabilities — 0.6%		$290,051

Net Assets — 100.0%		$46,791,373

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 42.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 21.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	40 U.S. Treasury Bond	Short	$(4,691,115)	$(4,734,375)	$(43,260)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $43,260.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,769,612

Gross unrealized appreciation	$1,719,811
Gross unrealized depreciation	(988,101)

Net unrealized appreciation	$731,710

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$46,501,322	$—	$46,501,322

Total Investments	$—	$46,501,322	$—	$46,501,322

Liability Description
Futures Contracts	$(43,260)	$—	$—	$(43,260)

Total	$(43,260)	$—	$—	$(43,260)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New York Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.5%
$600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$491,466

		$491,466

Education — 4.4%
$1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14(1)	$1,059,580
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,611,885
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	653,238
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	686,038

		$4,010,741

Electric Utilities — 2.7%
$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	$2,500,725

		$2,500,725

Escrowed/Prerefunded — 4.1%
$1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	$1,115,440
70	New York Urban Development Corp., (Correctional and Youth Facilities), Prerefunded to 1/1/11, 5.50%, 1/1/17	74,866
25	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	26,030
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,323,680
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,176,480

		$3,716,496

General Obligations — 1.9%
$1,750	Three Village Central School District, (Brookhaven & Smithtown), 4.00%, 5/1/22	$1,728,125

		$1,728,125

Health Care-Miscellaneous — 0.7%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$85,100
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	162,558
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	98,659
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	327,280

		$673,597

Hospital — 9.3%
$370	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$326,836
130	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	130,130
265	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	270,758
460	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	475,525
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,065,660
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	966,270
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	188,336
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	448,750
400	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	364,324
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,061,820
180	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	176,341
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,263,599
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	737,115

		$8,475,464

Housing — 3.3%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,001,950

1

Principal
Amount
(000’s omitted)	Security	Value
$2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	$1,985,340

		$2,987,290

Industrial Development Revenue — 7.1%
$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), 5.45% to 12/1/09 (Put Date), 12/1/29	$1,010,950
1,500	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,412,925
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,224,213
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	958,730
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	183,225
1,500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	640,905
1,250	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,030,025

		$6,460,973

Insured-Education — 11.5%
$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$980,350
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,091,630
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,392,708
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,130,590
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,122,139
1,455	New York Dormitory Authority, (St. Johns University), (NPFG), 5.25%, 7/1/21	1,529,132
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,154,100
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,077,300
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,068,280

		$10,546,229

Insured-Electric Utilities — 6.0%
$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$2,517,600
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	409,210
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,282,675
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,263,325

		$5,472,810

Insured-Escrowed/Prerefunded — 0.3%
$250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$297,368

		$297,368

Insured-General Obligations — 3.8%
$500	Clarence Central School District, (FSA), 5.00%, 5/15/17	$541,125
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,107,220
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,879,821

		$3,528,166

Insured-Hospital — 2.5%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,789,696
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	527,490

		$2,317,186

Insured-Lease Revenue/Certificates of Participation — 2.4%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (FSA), 5.25%, 8/15/20	$1,088,670
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,070,730

		$2,159,400

Insured-Other Revenue — 2.1%
$2,500	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/15	$1,963,000

		$1,963,000

Insured-Special Tax Revenue — 6.3%
$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13(2)	$2,068,403

2

Principal
Amount
(000’s omitted)	Security	Value
$2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	$2,311,740
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,427,955

		$5,808,098

Insured-Transportation — 8.6%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,080,110
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,100,890
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,022,180
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,502,261
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,174,515

		$7,879,956

Lease Revenue/Certificates of Participation — 1.8%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$534,250
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50% to 1/1/11 (Put Date), 1/1/17	1,071,781

		$1,606,031

Other Revenue — 0.7%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$649,215

		$649,215

Senior Living/Life Care — 0.4%
$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$365,396

		$365,396

Solid Waste — 2.9%
$750	Hempstead Industrial Development Agency, (American Refuel), 5.00% to 6/1/10 (Put Date), 12/1/10	$741,030
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	1,875,340

		$2,616,370

Special Tax Revenue — 7.6%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,230,641
500	New York City Transitional Finance Authority, 5.375%, 2/15/14	540,530
865	New York City Transitional Finance Authority, (Future Tax), 4.75%, 11/15/23	868,149
1,000	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/1/13	1,060,500
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,287,070

		$6,986,890

Transportation — 2.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,010,170
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,012,680

		$2,022,850

Water and Sewer — 6.4%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,116,900
2,430	New York Municipal Water Finance, 5.00%, 6/15/21	2,586,540
515	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/18(3)	545,071
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,072,940
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(3)	546,405

		$5,867,856

Total Tax-Exempt Investments — 99.5% (identified cost $91,771,166)		$91,131,698

3

Short-Term Investments— 0.4%

Principal Amount
(000’s omitted)	Description	Value
$343	State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$342,768

Total Short-Term Investments — 0.4% (identified cost $342,768)		$342,768

Total Investments — 99.9% (identified cost $92,113,934)		$91,474,466

Other Assets, Less Liabilities — 0.1%		$75,664

Net Assets — 100.0%		$91,550,130

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 43.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 18.0% of total investments

(1)		When-issued security.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	44 U.S. Treasury Bond	Short	$(5,131,597)	$(5,207,812)	$(76,215)
9/09	94 U.S. Treasury Note	Short	(11,058,748)	(10,928,969)	129,779

					$53,564

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $129,779 and $76,215, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$92,069,968

Gross unrealized appreciation	$2,833,514
Gross unrealized depreciation	(3,429,016)

Net unrealized depreciation	$(595,502)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$91,131,698	$—	$91,131,698
Short-Term Investments	—	342,768	—	342,768

Total Investments	$—	$91,474,466	$—	$91,474,466

Futures Contracts	129,779	—	—	129,779

Total	$129,779	$91,474,466	$—	$91,604,245

Liability Description
Futures Contracts	$(76,215)	$—	$—	$(76,215)

Total	$(76,215)	$—	$—	$(76,215)

5

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Ohio Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$95	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	$81,534

		$81,534

Education — 6.8%
$500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	$534,345
250	Ohio State University General Receipts, 5.00%, 12/1/23	267,062
500	Ohio State University General Receipts, 5.25%, 12/1/17	547,590

		$1,348,997

Electric Utilities — 3.0%
$400	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	$401,592
200	Ohio Air Quality Development Authority, (Ohio Power Company), (AMT), 7.125% to 6/1/10 (Put Date), 6/1/41	203,978

		$605,570

Escrowed/Prerefunded — 0.9%
$165	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	$179,055

		$179,055

General Obligations — 5.2%
$395	Franklin County, 5.00%, 12/1/12	$443,269
500	Hamilton School District, 6.15%, 12/1/15	593,030

		$1,036,299

Health Care-Miscellaneous — 0.4%
$90	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$85,100

		$85,100

Hospital — 5.7%
$500	Cuyahoga County, (Cleveland Clinic Health System), 6.00%, 1/1/17	$549,055
500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	508,825
85	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	86,494

		$1,144,374

Housing — 0.9%
$185	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	$189,113

		$189,113

Industrial Development Revenue — 6.9%
$500	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	$502,395
100	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	95,183
500	Toledo-Lucas County Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	517,450
310	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	255,446

		$1,370,474

Insured-Education — 3.3%
$740	Cleveland-Cuyahoga County Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$660,161

		$660,161

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 3.6%
$300	Cleveland Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$310,335
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	397,404

		$707,739

Insured-General Obligations — 23.2%
$200	Amherst School District, (FGIC), (NPFG), 5.00%, 12/1/11	$214,030
250	Athens City School District, (FSA), 5.45%, 12/1/10	266,300
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/09	263,529
265	Clinton Massie Local School District, (AMBAC), 0.00%, 12/1/11	251,090
225	Finneytown Local School District, (FGIC), (NPFG), 6.15%, 12/1/11	247,779
1,000	Hilliard School District, (FGIC), (NPFG), 0.00%, 12/1/14	856,440
175	Scioto Valley and Ross County School District, (FGIC), (NPFG), 0.00%, 12/1/11	164,159
550	Springfield City School District, Clark County, (AMBAC), 4.30%, 12/1/14	579,282
500	Strongsville City School District, (NPFG), 5.375%, 12/1/12	563,895
670	Upper Arlington City School District, (FSA), 5.00%, 12/1/21	699,594
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	516,033

		$4,622,131

Insured-Hospital — 2.6%
$500	Cuyahoga County, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$515,595

		$515,595

Insured-Industrial Development Revenue — 2.7%
$500	Akron Economic Development, (NPFG), 6.00%, 12/1/12	$541,230

		$541,230

Insured-Lease Revenue/Certificates of Participation — 2.7%
$500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	$545,880

		$545,880

Insured-Other Revenue — 2.8%
$500	Cleveland Parking Facilities, (FSA), 5.25%, 9/15/20	$553,265

		$553,265

Insured-Special Tax Revenue — 1.2%
$250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	$237,992

		$237,992

Insured-Transportation — 5.6%
$250	Cleveland Airport System, (FSA), 5.00%, 1/1/23	$254,855
750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	855,120

		$1,109,975

Insured-Water and Sewer — 2.6%
$475	Cleveland Waterworks, (FSA), 5.375%, 1/1/16	$509,727

		$509,727

Lease Revenue/Certificates of Participation — 0.8%
$180	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$162,130

		$162,130

Other Revenue — 2.4%
$290	Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$234,358
300	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	243,021

		$477,379

Pooled Loans — 4.7%
$230	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$172,806
295	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	285,563
250	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	252,652

2

Principal
Amount
(000’s omitted)	Security	Value
$315	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	$225,635

		$936,656

Special Tax Revenue — 1.3%
$250	Mahoning County, (Sales Tax), 5.00%, 12/1/10	$253,212

		$253,212

Transportation — 1.4%
$250	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	$286,615

		$286,615

Water and Sewer — 6.5%
$400	Cincinnati Water System, 4.50%, 12/1/21	$414,668
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	556,030
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20(1)	322,960

		$1,293,658

Total Tax-Exempt Investments — 97.6% (identified cost $19,041,284)		$19,453,861

Other Assets, Less Liabilities — 2.4%		$475,411

Net Assets — 100.0%		$19,929,272

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 51.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.1% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	5 U.S. Treasury Bond	Short	$(586,350)	$(591,797)	$(5,447)
9/09	15 U.S. Treasury Note	Short	(1,764,694)	(1,743,984)	20,710

					$15,263

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $20,710 and $5,447, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,041,214

Gross unrealized appreciation	$914,946
Gross unrealized depreciation	(502,299)

Net unrealized appreciation	$412,647

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$19,453,861	$—	$19,453,861
Futures Contracts	20,710	—	—	20,710

Total	$20,710	$19,453,861	$—	$19,474,571

Liability Description
Futures Contracts	$(5,447)	$—	$—	$(5,447)

Total	$(5,447)	$—	$—	$(5,447)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Pennsylvania Limited Maturity Municipals Fund	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.8%
$155	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$155,598
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	298,564

		$454,162

Education — 5.4%
$1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$1,107,246
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,075,910
750	University of Pittsburgh, 5.50%, 9/15/23	829,553

		$3,012,709

Electric Utilities — 4.8%
$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$752,797
500	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	507,820
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,001,630
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	400,128

		$2,662,375

Escrowed/Prerefunded — 2.0%
$250	Allegheny County Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$278,870
500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	541,425
270	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	276,161

		$1,096,456

General Obligations — 3.7%
$500	Bucks County, 5.125%, 5/1/21	$556,205
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,089,180
400	Montgomery County, 4.375%, 12/1/31	390,764

		$2,036,149

Health Care-Miscellaneous — 0.3%
$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$162,558

		$162,558

Hospital — 8.4%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$503,220
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	516,685
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	494,790
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	637,775
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	187,440
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	988,310
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	516,490
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	821,544

		$4,666,254

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 2.3%
$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,300,277

		$1,300,277

Industrial Development Revenue — 2.6%
$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$624,967
500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	530,680
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	320,452

		$1,476,099

Insured-Cogeneration — 2.0%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,101,568

		$1,101,568

Insured-Education — 6.9%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,045,040
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,017,753
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	774,412

		$3,837,205

Insured-Electric Utilities — 2.8%
$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (NPFG), 5.35%, 11/1/10	$1,570,785

		$1,570,785

Insured-Escrowed/Prerefunded — 16.8%
$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,093,270
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	533,135
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AMBAC), Prerefunded to 7/15/11, 5.125%, 7/15/22	1,093,420
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,137,930
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,102,310
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,085,890
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,327,700

		$9,373,655

Insured-General Obligations — 18.6%
$1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	$798,874
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,299,875
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,473,364
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,283,754
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,073,890
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,162,600
1,000	Philadelphia School District, (FSA), 5.50%, 6/1/21	1,057,070
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	931,740
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,275,863

		$10,357,030

Insured-Hospital — 1.4%
$250	Allegheny County Hospital Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$265,553
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	509,870

		$775,423

Insured-Other Revenue — 2.4%
$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,323,060

		$1,323,060

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 0.6%
$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$335,976

		$335,976

Insured-Transportation — 7.6%
$1,000	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/10	$1,013,970
590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	612,933
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	1,094,900
1,000	Philadelphia Airport, (FGIC), (NPFG), (AMT), 5.375%, 7/1/14	1,005,400
500	Southeastern Pennsylvania Transportation Authority, (FGIC), (NPFG), 5.25%, 3/1/16	505,570

		$4,232,773

Insured-Water and Sewer — 5.4%
$500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22(1)	$523,290
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	255,140
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,232,460

		$3,010,890

Senior Living/Life Care — 1.3%
$390	Cliff House Trust, (AMT), 4.638%, 6/1/27(2)	$211,661
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	332,380
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	189,305

		$733,346

Special Tax Revenue — 1.4%
$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$784,725

		$784,725

Transportation — 0.1%
$85	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	$84,998

		$84,998

Total Tax-Exempt Investments — 97.6%
(identified cost $53,606,824)		$54,388,474

Other Assets, Less Liabilities — 2.4%		$1,337,102

Net Assets — 100.0%		$55,725,576

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
NPFG	-	National Public Finance Guaranty Corp.
SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 66.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 27.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(2)		Security is in default with respect to scheduled principal payments.

3

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/09	29 U.S. Treasury Bond	Short	$(3,343,509)	$(3,432,422)	$(88,913)
9/09	40 U.S. Treasury Note	Short	(4,705,850)	(4,650,625)	55,225

					$(33,688)

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $55,225 and $88,913, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,559,985

Gross unrealized appreciation	$2,167,141
Gross unrealized depreciation	(1,338,652)

Net unrealized appreciation	$828,489

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$54,388,474	$—	$54,388,474
Futures Contracts	55,225	—	—	55,225

Total	$55,225	$54,388,474	$—	$54,443,699

Liability Description
Futures Contracts	$(88,913)	$—	$—	$(88,913)

Total	$(88,913)	$—	$—	$(88,913)

The Fund held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 28, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 28, 2009